UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	8-31

Date of reporting period:	5-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

May 31, 2012

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 100.9%

CALIFORNIA — 92.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.27%, 6/1/12 (LOC: Bank of America N.A.)	$1,200,000	$1,200,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	6,000,000	6,000,000
ABC Unified School District GO, Series 2000 B, 0.00%, 8/1/21 (NATL/FGIC)(1)	1,000,000	737,260
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.75%, 7/1/39	5,225,000	5,689,816
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,813,217
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,933,161
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,400,731
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	872,758
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	4,023,120
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,700,783
Beaumont Financing Authority Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,111,677
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/21 (AGM)(1)	1,190,000	863,226
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/22 (AGM)(1)	1,220,000	830,649
Berryessa Union School District GO, Series 2000 A, 0.00%, 8/1/23 (AGM)(1)	1,000,000	643,710
California Department of Water Resources Rev., Series 2008 AE (Central Valley), 5.00%, 12/1/23	2,500,000	2,975,775
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22	4,500,000	5,263,920
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21(2)	4,725,000	5,821,011
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22	4,200,000	5,136,138
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)	6,000,000	6,585,300
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,820,000	1,998,961
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33(3)	2,000,000	2,317,120
California Educational Facilities Authority Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(4)	1,405,000	1,430,416
California Educational Facilities Authority Rev., Series 2008 C, (Chapman University), VRDN, 0.22%, 6/1/12 (LOC: Bank of America N.A.)	1,500,000	1,500,000
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	1,400,000	1,654,520
California GO, 5.25%, 10/1/29	5,000,000	5,607,750
California GO, 5.25%, 2/1/30	10,000,000	11,508,400
California GO, 6.00%, 4/1/38	5,000,000	5,837,900
California GO, (Various Purpose), 5.00%, 9/1/41	3,335,000	3,583,858
California GO, Series 2004 A2, VRDN, 0.16%, 6/1/12 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement)	800,000	800,000
California GO, Series 2012 B, VRN, 1.08%, 6/1/12	2,000,000	2,005,020

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California GO, Series 2012 B, VRN, 1.18%, 6/1/12	$800,000	$802,280
California GO, Series 2012 B, VRN, 1.33%, 6/1/12	960,000	963,034
California Health Facilities Financing Authority Rev., Series 1989 A, (Kaiser Permanente), 0.00%, 10/1/12 (Ambac-TCRS)(1)	4,000,000	3,990,240
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	1,000,000	1,010,150
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20	1,500,000	1,803,090
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16	5,000,000	5,886,500
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	1,470,000	1,475,351
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	1,000,000	1,010,150
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,197,600
California Health Facilities Financing Authority Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25	2,000,000	2,244,180
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	4,300,000	5,014,574
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	3,000,000	3,645,600
California Health Facilities Financing Authority Rev., Series 2010 B, (Children's Hospital of Los Angeles), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	6,400,000	6,400,000
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/35	2,000,000	2,193,820
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	2,500,000	2,715,300
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Jewish Community Center of San Francisco), VRDN, 0.23%, 6/1/12 (LOC: Bank of America N.A.)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.25%, 10/1/34	2,000,000	2,118,640
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.48%, 6/7/12	13,000,000	13,000,650
California Mobilehome Park Financing Authority Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,929,441
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	6,345,000	6,522,914
California Mobilehome Park Financing Authority Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,997,040
California Municipal Finance Authority Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,074,030
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	3,000,000	3,477,510
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	3,335,000	3,813,839
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)	2,000,000	2,134,880
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,299,200
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35	1,250,000	1,459,975

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Public Works Board Lease Rev., Series 2011 C, (State Prisons), 5.75%, 10/1/31	$1,000,000	$1,143,090
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	850,000	919,777
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,500,000	1,684,170
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,870,000	1,985,529
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(4)	2,455,000	2,493,273
California State University Systemwide Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)	5,000,000	5,471,250
California Statewide Communities Development Authority Pollution Control Rev., Series 2010 A, (Southern California Education), 4.50%, 9/1/29	4,000,000	4,312,560
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,406,788
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,536,800
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	3,660,000	3,660,000
California Statewide Communities Development Authority Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41	2,500,000	2,812,500
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	4,000,000	4,436,080
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/12(3)	1,300,000	1,509,443
California Statewide Communities Development Authority Rev., Series 2004 D, (Sutter Health), 5.05%, 8/15/38 (AGM)	1,650,000	1,773,832
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	7,170,800
California Statewide Communities Development Authority Rev., Series 2008 A, (Thomas Jefferson School of Law), 7.25%, 10/1/32(5)	4,000,000	4,420,280
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	5,000,000	5,417,750
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,345,437
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36	2,000,000	2,319,360
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,644,892
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34	1,000,000	1,163,510
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.60%, 6/1/12 (LOC: Landesbank Baden-Wurttemberg)	6,900,000	6,900,000
Clovis Public Financing Authority Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)	1,780,000	1,786,728
Corcoran COP, 8.75%, 6/1/16(5)	300,000	360,798
Duarte Unified School District GO, Series 1999 B, 0.00%, 11/1/23 (AGM)(1)	1,150,000	731,941
Eastern Municipal Water District Water and Sewer COP, Series 2008 H, 5.00%, 7/1/33	4,000,000	4,377,680
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,527,200

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Escondido Joint Powers Financing Authority Rev., (Water Systems Financing), 5.00%, 9/1/31	$1,355,000	$1,510,337
Foothill-De Anza Community College District GO, 0.00%, 8/1/21 (NATL)(1)	3,000,000	2,270,430
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	5,000,000	5,107,300
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	3,017,400
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,071,600
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	4,000,000	4,061,720
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47	14,370,000	10,395,114
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47	9,500,000	7,617,100
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,699,397
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)	3,000,000	2,649,150
Hesperia Public Financing Authority Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)	2,025,000	1,722,080
Independent Cities Finance Authority Mobile Home Park Rev., Series 2011 A, (Castle Mobile Estates), 6.75%, 8/15/46	2,500,000	2,735,375
Independent Cities Lease Finance Authority Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,264,413
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	505,280
Independent Cities Lease Finance Authority Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	1,163,697
Independent Cities Lease Finance Authority Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,474,659
Irvine Unified School District Special Tax Rev., (Community Facilities District No 06-1), 6.70%, 9/1/35	515,000	584,721
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,321,700
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	2,256,203
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(4)	1,775,000	1,932,283
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27	2,000,000	2,278,520
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,316,943
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,000,000	1,176,740
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25	2,000,000	2,265,520
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,216,240
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2012 B, 5.00%, 3/1/42	1,000,000	1,064,640
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29(3)	350,000	384,500

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/31(3)	$3,500,000	$3,804,500
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	3,430,000	4,110,546
Los Angeles Wastewater System Rev., Series 2012 B, 5.00%, 6/1/32	3,000,000	3,452,100
Los Angeles Wastewater System Rev., Series 2012 B, (Senior Lien) 5.00%, 6/1/24(3)	5,000,000	6,104,400
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No 18), 6.75%, 9/2/16	1,120,000	1,128,960
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39	3,000,000	3,404,370
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27	2,000,000	2,363,840
Moorpark Mobile Home Park Rev., Series 2011 A, (Villa Delaware Arroyo), 6.50%, 5/15/41	4,000,000	4,374,400
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	4,091,440
Murrieta Community Facilities District No. 2002-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,944,307
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	3,820,000	3,867,903
Northern California Power Agency Rev., Series 2012 A, (Hydroelectric Project No. 1), 5.00%, 7/1/31	1,090,000	1,234,316
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29	2,500,000	2,827,200
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,089,750
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	6,030,000	6,808,352
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25	3,500,000	3,528,595
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,405,000	2,420,777
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,419,907
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)	3,000,000	3,493,230
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	4,409,600
Perris Public Financing Authority Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	3,051,954
Perris Public Financing Authority Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	3,108,391
Perris Public Financing Authority Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	2,210,000	2,274,709
Pleasant Valley School District/Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)	4,835,000	5,954,061
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/33(3)	1,000,000	1,051,960
Poway Unified School District Special Tax Rev., (Community Facilities District No. 6-4S), 5.00%, 9/1/36(3)	600,000	623,628
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	4,000,000	4,609,040
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,875,000	1,884,187
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30	2,200,000	2,427,942

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	$2,000,000	$1,950,420
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities School District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	1,015,420
Rohnert Park Finance Authority Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,240,000	4,275,955
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	4,031,840
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,723,864
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	925,000	1,006,197
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,594,280
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	4,000,000	4,965,240
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	717,863
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,138,340
Sacramento Special Tax Rev. (North Natomas Community Facilities District No.1), 6.30%, 9/1/26	3,840,000	3,854,861
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,850,000	4,574,069
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)	1,975,000	2,078,964
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment), 7.00%, 11/1/39	3,000,000	3,378,720
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26	3,000,000	3,478,260
San Francisco City and County Airports Commission Rev., Series 2011 D, 5.00%, 5/1/31	5,390,000	6,086,011
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Mascone), 0.00%, 7/1/13(1)	1,250,000	1,241,175
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	2,000,000	2,186,520
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 C, (Mission Bay South Redevelopment), 6.75%, 8/1/41	1,000,000	1,149,780
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 7.00%, 8/1/41	1,250,000	1,414,575
San Jose Airport Rev., Series 2011 A2, 5.25%, 3/1/34	2,605,000	2,858,362
San Marcos Public Facilities Authority Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,795,413
San Mateo Special Tax Rev., (Community Facilities District No 2008-1-Bay Meadows), 6.00%, 9/1/42	500,000	535,945
Santa Barbara County Water COP, 5.50%, 9/1/22 (Ambac)	3,005,000	3,068,706
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36	3,000,000	3,589,500
Santa Margarita Water District Special Tax Rev., Series 2011 B, (Community Facilities District No. 99-1), 5.875%, 9/1/38	650,000	670,930
Santaluz Community Facilities District No. 2 Special Tax Rev., Series 2011 A, (Improvement Area No 1), 5.10%, 9/1/30	465,000	491,840

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Shasta Lake Public Finance Authority Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(4)	$7,755,000	$8,300,642
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,188,706
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/14 (NATL-IBC)(6)	2,400,000	2,350,392
Southern California Public Power Authority Rev., (Southern Transmission), 0.00%, 7/1/15 (NATL-IBC)(6)	1,250,000	1,203,100
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	5,750,000	6,674,370
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(4)	4,195,000	4,343,209
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,505,850
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	3,000,000	3,161,460
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/22 (NATL/FGIC)(1)	2,690,000	1,831,513
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 0.00%, 8/1/23 (NATL/FGIC)(1)	2,220,000	1,429,036
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	3,096,616
Tri-Dam Power Authority Rev., 4.00%, 5/1/16	2,165,000	2,291,977
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,300,702
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	2,000,000	2,370,660
Turlock Public Financing Authority Tax Allocation Rev., 7.50%, 9/1/39	2,770,000	3,093,868
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	5,192,850
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,349,543
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30	1,000,000	1,076,000
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	1,500,000	1,607,580
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	4,000,000	4,004,840
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,501,125
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,516,878
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	1,600,000	1,907,248
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21	5,000,000	5,622,050
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,729,264
West Stanislaus Irrigation District COP, Series 2012 A, 5.00%, 1/1/42	3,470,000	3,553,488
Yosemite Community College District GO, (Election of 2004), 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,238,783
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,307,364
Yuba City Unified School District GO, 0.00%, 3/1/25 (NATL/FGIC)(1)	1,500,000	823,395

		583,210,639

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

GUAM — 2.4%
Guam Government GO, Series 2007 A, 5.25%, 11/15/37	$3,105,000	$3,115,278
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	7,230,000	8,063,402
Guam Government Rev., Series 2011 A, (Business Privilege Tax), 5.125%, 1/1/42	1,000,000	1,085,060
Guam Government Rev., Series 2012 B1, (Business Privilege Tax), 5.00%, 1/1/42(3)	2,500,000	2,688,025

		14,951,765

PUERTO RICO — 5.0%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien) 5.25%, 7/1/24	5,000,000	5,449,250
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 6.00%, 7/1/47	5,000,000	5,402,250
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30	1,145,000	1,170,018
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38	2,500,000	2,705,125
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	2,000,000	2,174,460
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	7,500,000	7,821,000
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 5.50%, 8/1/31 (SPA: Government Development Bank for Puerto Rico)	600,000	646,260
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.24%, 8/1/12	10,000,000	5,699,000

		31,067,363

U.S. VIRGIN ISLANDS — 0.6%
Virgin Islands Public Finance Authority Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,342,000
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	1,500,000	1,597,200

		3,939,200

TOTAL INVESTMENT SECURITIES — 100.9% (Cost $598,216,694)		633,168,967

OTHER ASSETS AND LIABILITIES — (0.9)%		(5,344,501)

TOTAL NET ASSETS — 100.0%		$627,824,466

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

146	U.S. Treasury 10-Year Notes	September 2012	$19,554,875	$(107,547)

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	American Municipal Bond Assurance Corporation
Ambac-TCRS	-	American Municipal Bond Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
SPA	-	Standby Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $314,150.

(3)	When-issued security.
(4)	Escrowed to maturity in U.S. government securities or state and local government securities.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,781,078, which represented 0.8% of total net assets.

(6)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

California High-Yield Municipal - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$598,129,824
Gross tax appreciation of investments	$40,294,974
Gross tax depreciation of investments	(5,255,831)
Net tax appreciation (depreciation) of investments	$35,039,143

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Intermediate-Term Tax-Free Bond Fund

May 31, 2012

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 100.1%

CALIFORNIA — 96.9%
ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.27%, 6/1/12 (LOC: Bank of America N.A.)	$2,555,000	$2,555,000
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	2,500,000	3,042,200
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/35 (NATL)(1)	9,000,000	2,404,710
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	700,000	810,187
Bay Area Toll Authority Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/22	2,000,000	2,335,420
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	7,000,000	7,679,000
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	5,000,000	5,937,350
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	3,500,000	3,891,720
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-2, (San Francisco Bay Area), 5.00%, 10/1/42	4,610,000	5,024,070
California Department of Water Resources Rev., Series 2011 AJ, (Central Valley), 5.00%, 12/1/20	9,665,000	12,361,342
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22	1,800,000	2,105,568
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22	1,000,000	1,201,240
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,840,150
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/17	10,875,000	13,005,956
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	7,000,000	8,698,410
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16	2,000,000	2,336,060
California Department of Water Resources Supply Rev., Series 2005 G4, 5.00%, 5/1/16	2,450,000	2,861,673
California Department of Water Resources Supply Rev., Series 2008 H, 5.00%, 5/1/21	5,000,000	5,882,450
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/15	1,000,000	1,131,130
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/18	3,000,000	3,658,590
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21	3,850,000	4,743,046
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22	20,000,000	24,457,800
California Department of Water Resources Supply Rev., Series 2011 N, 5.00%, 5/1/20	14,215,000	17,817,934
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)	8,460,000	9,285,273
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14, Prerefunded at 100% of Par(2)	1,130,000	1,247,204
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14	3,870,000	4,247,518

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	$7,000,000	$8,512,420
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22	2,000,000	2,290,940
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/12	5,000,000	5,458,600
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31	1,455,000	1,598,070
California Educational Facilities Authority Rev., (Golden Gate University), 5.50%, 10/1/18	4,525,000	4,531,109
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/16	1,200,000	1,391,808
California Educational Facilities Authority Rev., (San Francisco University), 5.00%, 10/1/21	750,000	898,088
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	607,135
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	841,239
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,333,960
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/36	1,045,000	1,080,561
California Educational Facilities Authority Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24	2,500,000	2,594,300
California Educational Facilities Authority Rev., Series 2008 A, (Chapman University), VRDN, 0.22%, 6/1/12 (LOC: Bank of America N.A.)	6,400,000	6,400,000
California Educational Facilities Authority Rev., Series 2008 B, (Chapman University), VRDN, 0.22%, 6/1/12 (LOC: Bank of America N.A.)	7,500,000	7,500,000
California Educational Facilities Authority Rev., Series 2008 C, (Chapman University), VRDN, 0.22%, 6/1/12 (LOC: Bank of America N.A.)	6,740,000	6,740,000
California Educational Facilities Authority Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14	5,000,000	5,418,450
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	2,100,000	2,481,780
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	2,952,000	3,353,915
California Educational Facilities Authority Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,498,674
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.98%, 6/7/12	4,075,000	4,080,012
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/15	1,240,000	1,379,785
California Educational Facilities Authority Rev., Series 2012 A, (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,149,040
California GO, 5.25%, 8/1/13, Prerefunded at 100% of Par(2)	2,185,000	2,312,407
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(2)	5,000,000	5,403,200
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(2)	4,000,000	4,314,240
California GO, 5.00%, 9/1/15	9,115,000	10,251,367
California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,828,591
California GO, 5.50%, 4/1/18	1,000,000	1,215,740
California GO, 5.00%, 8/1/18	2,260,000	2,599,429
California GO, 5.00%, 9/1/18	1,000,000	1,198,010
California GO, 5.00%, 9/1/19	7,645,000	9,251,444
California GO, 5.25%, 2/1/20	2,815,000	2,967,883
California GO, 5.00%, 3/1/20	1,690,000	1,949,060

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California GO, 5.00%, 8/1/20	$5,000,000	$5,779,200
California GO, 5.25%, 10/1/20	5,000,000	6,023,650
California GO, 5.00%, 3/1/22	5,000,000	5,592,400
California GO, 5.50%, 4/1/24	4,000,000	4,741,880
California GO, 5.00%, 8/1/24	1,260,000	1,419,314
California GO, 5.75%, 4/1/28	5,000,000	5,855,400
California GO, 5.75%, 4/1/31	5,000,000	5,841,950
California GO, 6.50%, 4/1/33	5,000,000	6,089,250
California GO, 6.00%, 4/1/38	3,000,000	3,502,740
California GO, Series 2012 B, VRN, 1.08%, 6/7/12	2,000,000	2,005,020
California GO, Series 2012 B, VRN, 1.18%, 6/7/12	800,000	802,280
California GO, Series 2012 B, VRN, 1.33%, 6/7/12	960,000	963,034
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,191,270
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	735,000	889,835
California Health Facilities Financing Authority Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,985,000	2,227,249
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	1,500,000	1,515,225
California Health Facilities Financing Authority Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17	1,400,000	1,661,912
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17	1,000,000	1,208,700
California Health Facilities Financing Authority Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22	3,335,000	3,882,774
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	2,200,000	2,208,008
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	1,500,000	1,515,225
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14	500,000	549,975
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	53,323
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24	3,250,000	3,924,732
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38	2,085,000	2,462,739
California Health Facilities Financing Authority Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22	880,000	951,553
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18	3,000,000	3,525,240
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.25%, 11/1/29	5,000,000	5,983,200
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29	1,500,000	1,735,065
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,141,050
California Health Facilities Financing Authority Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25	2,000,000	2,280,880
California Health Facilities Financing Authority Rev., Series 2010 B, (Children's Hospital of Los Angeles), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	3,900,000	3,900,000

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	$1,000,000	$1,184,360
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/18	1,305,000	1,577,575
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/22	1,650,000	1,999,965
California Health Facilities Financing Authority Rev., Series 2012 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/51	3,800,000	4,058,134
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20	1,000,000	1,003,390
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	6,741,150
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13	2,500,000	2,578,825
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Rand Corp.), VRDN, 0.22%, 6/1/12 (LOC: Bank of America N.A.)	2,575,000	2,575,000
California Infrastructure & Economic Development Bank Rev., Series 2010 A, (University of California, San Francisco Neuroscience Building), 5.00%, 5/15/22	3,735,000	4,486,855
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/18	2,000,000	2,292,140
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	975,000	1,089,036
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 5.00%, 10/1/17	1,090,000	1,330,454
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.48%, 6/7/12	10,000,000	10,000,500
California Municipal Finance Authority Rev., (Biola University), 5.00%, 10/1/18	1,000,000	1,113,930
California Municipal Finance Authority Rev., (Community Hospitals Central), 5.00%, 2/1/17	2,000,000	2,196,480
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33	2,250,000	2,586,915
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	1,000,000	1,159,170
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,230,726
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,095,500
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	673,922
California Municipal Finance Authority Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,933,554
California Municipal Finance Authority Rev., Series 2010 A, (University of Louisiana Verne), 5.00%, 6/1/17	2,290,000	2,538,190
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	1,450,000	1,610,660
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL/FGIC)	2,590,000	2,751,202
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL/FGIC)	1,210,000	1,446,446
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	2,435,000	2,863,779

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27	$2,130,000	$2,504,071
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.00%, 10/1/16	2,500,000	2,856,900
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13	2,000,000	2,124,480
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/22	2,100,000	2,460,759
California Public Works Board Lease Rev., Series 2012 A, 5.00%, 4/1/23	2,000,000	2,303,400
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,800,000	2,021,004
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,865,000	1,980,220
California State Department of Water Resources Rev., Series 2010 L, 4.00%, 5/1/15	1,290,000	1,421,825
California State Department of Water Resources Rev., Series 2010 M, 4.00%, 5/1/15	7,000,000	7,715,330
California State Public Works Board Rev., Sereies 2012 A, (Various Capital Projects), 5.00%, 4/1/15	4,000,000	4,423,280
California State Public Works Board Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/21	3,000,000	3,513,210
California State Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	2,000,000	2,257,700
California State Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	3,700,000	4,243,493
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(2)	1,000,000	1,003,930
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(2)	1,500,000	1,522,140
California State University System Rev. 5.00%, 11/1/20	1,250,000	1,544,600
California State University System Rev. 5.00%, 11/1/24	10,000,000	11,962,500
California State University System Rev., Series 2002 A, 5.375%, 11/1/12, Prerefunded at 100% of Par (Ambac)(2)	1,185,000	1,210,596
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)	65,000	66,234
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16	750,000	857,108
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17	815,000	944,357
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18	515,000	604,141
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,580,867
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	1,500,000	1,500,000
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	21,125,000	22,150,619
California Statewide Communities Development Authority Rev., (St. Joseph Remarketing), 5.125%, 7/1/24 (NATL)	2,000,000	2,245,900
California Statewide Communities Development Authority Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (FSA)	1,695,000	1,716,899
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 6/1/12(3)	1,300,000	1,509,443

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	$1,975,000	$2,143,389
California Statewide Communities Development Authority Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	1,000,000	1,042,730
California Statewide Communities Development Authority Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(4)	1,000,000	1,014,240
California Statewide Communities Development Authority Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)	1,000,000	1,115,180
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	3,600,000	3,761,208
California Statewide Communities Development Authority Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	2,460,000	2,529,175
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	6,500,000	6,745,700
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19	1,450,000	1,732,634
Calleguas-Las Virgenes Public Financing Authority Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)	1,000,000	1,144,310
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)	3,115,000	3,414,507
City of Irvine Special Assessment Rev., Series 2006 B, VRDN, 0.18%, 6/1/12 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	1,506,000	1,506,000
City of Irvine Special Assessment Rev., Series 2011 A, VRDN, 0.18%, 6/1/12 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	1,860,000	1,860,000
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.60%, 6/7/12 (LOC: Landesbank Baden-Wurttemberg)	700,000	700,000
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24	1,000,000	1,142,070
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	600,000	644,964
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	600,000	681,420
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	600,000	680,214
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(2)	1,095,000	1,109,290
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(2)	1,020,000	1,033,311
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)	2,000,000	2,048,340
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)	3,000,000	3,067,230
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/24(1)	3,000,000	1,507,440
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)	8,000,000	3,784,080
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/26(1)	1,995,000	2,039,369
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	1,500,000	1,532,190

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/32(1)	$5,000,000	$1,546,300
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 0.00%, 1/1/26(1)(2)	10,000,000	7,035,900
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,150,000	1,316,566
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(2)(5)	4,440,000	4,725,492
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)	2,200,000	2,265,230
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,137,700
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	3,046,290
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	1,555,000	1,280,403
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33	1,000,000	767,270
Irvine Special Assessment Rev., (Assessment District No 93-14), VRDN, 0.20%, 6/1/12 (LOC: Bank of America N.A.)	500,000	500,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	812,946
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	621,000
Irvine Unified School District Financing Authority Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	769,458
Long Beach Bond Finance Authority Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16	2,030,000	2,037,572
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	2,500,000	2,871,625
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL/FGIC)	2,000,000	2,221,500
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Parking), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)	1,030,000	1,024,510
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,181,760
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/23	1,955,000	2,300,527
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31	1,000,000	1,124,330
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., Series 2010 A, (General Union Station), 5.00%, 7/1/20	3,000,000	3,717,870
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18	750,000	897,645
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	3,000,000	3,324,360
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/24	3,040,000	3,618,755
Los Angeles Department of Airports Rev., Series 2010 D, (Los Angeles International Airport), 5.00%, 5/15/40	5,000,000	5,540,600
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	5,000,000	5,808,450
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32	3,535,000	4,146,343

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/13	$1,500,000	$1,561,395
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/14	400,000	438,356
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 4.00%, 7/1/16	1,000,000	1,134,560
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/18	780,000	955,687
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	10,000,000	12,245,700
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	1,225,000	1,480,253
Los Angeles Municipal Improvement Corp. Rev., Series 2012 C, 5.00%, 3/1/25	3,000,000	3,415,920
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29(3)	1,700,000	1,867,569
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)	3,500,000	3,515,470
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/13, Prerefunded at 100% of Par (AGM)(2)	2,500,000	2,627,975
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/24	5,140,000	6,159,827
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	4,000,000	4,367,120
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	2,000,000	2,242,320
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	4,000,000	4,511,080
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	3,000,000	3,564,120
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,148,590
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	2,565,000	3,123,375
Los Angeles Unified School District GO, Series 2011 A2, 5.00%, 7/1/21	3,000,000	3,735,630
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34	2,975,000	3,524,601
Los County Angeles COP, (Disney Concert Hall Package), 5.00%, 3/1/21	1,195,000	1,417,497
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)	4,065,000	4,080,610
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)	2,305,000	2,407,780
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)	1,000,000	1,079,880
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.33%, 6/7/12	3,500,000	3,499,965
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.33%, 6/7/12	3,460,000	3,459,965
Metropolitan Water District of Southern California Rev., Series 2012 B-2, VRDN, 0.57%, 6/1/12	13,755,000	13,755,413
Mount San Antonio Community College District GO, Series 2005 A, (Election of 2001), 0.00%, 8/1/16 (NATL)(1)	5,000,000	4,690,800
Mountain View COP, (Capital Projects), 5.25%, 8/1/18	1,485,000	1,553,874
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)	1,690,000	1,748,406
Murrieta Valley Unified School District Public Financing Authority Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)	1,085,000	1,148,614
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,210,930
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,500,000	1,593,510

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19	$2,000,000	$2,382,360
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20	1,515,000	1,792,427
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21	2,050,000	2,395,979
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22	4,250,000	5,007,732
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/26	1,750,000	2,045,908
Northern California Power Agency Rev., Series 2012 A, 5.00%, 7/1/27	2,000,000	2,316,520
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL)	1,000,000	1,088,470
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.00%, 8/1/22	750,000	821,760
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,089,750
Oakland-Alameda County Coliseum Authority Rev., Series 2012 A, 4.00%, 2/1/15	1,350,000	1,452,290
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/16	1,000,000	1,131,430
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/17	1,700,000	1,957,312
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	5,825,000	6,768,533
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/25	6,025,000	6,802,707
Oceanside Unified School District GO, Series 2010 B, (Election of 2008), 0.00%, 8/1/37 (AGM)(1)	9,500,000	2,482,065
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	725,000	729,067
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	280,000	289,881
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	210,000	217,310
Orange County Public Financing Authority Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)	3,030,000	3,060,300
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)	2,750,000	3,103,320
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	1,087,280
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,102,400
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,120,000	1,179,998
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)	1,660,000	1,366,047
Peralta Community College District GO, 5.00%, 8/1/17	3,085,000	3,613,954
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,595,214
Port Oakland Rev., Series 2007 C, 5.00%, 11/1/16 (NATL)	1,270,000	1,443,698
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	2,500,000	2,949,225
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)	2,780,000	629,642
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/19 (Ambac)	1,170,000	1,280,074
Poway Unified School District Public Financing Authority Special Tax Rev., 5.00%, 9/15/20 (Ambac)	1,215,000	1,316,270
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15	1,505,000	1,635,800
Rancho Mirage Joint Powers Financing Authority Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,063,040

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.125%, 9/1/22	$790,000	$881,395
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.25%, 9/1/23	1,300,000	1,444,703
Rancho Santa Fe Community Services District Special Tax Rev., Series 2011 A, (Superior Lien), 5.375%, 9/1/24	1,410,000	1,570,120
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)	50,000	54,597
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)	3,035,000	3,409,064
Riverside County Palm Desert Financing Authority Rev., Series 2008 A, 5.00%, 5/1/14	1,450,000	1,558,243
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	1,005,000	1,104,475
Roseville Finance Authority Electric System Rev., 5.00%, 2/1/37	635,000	690,740
Sacramento City Financing Authority Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)	3,000,000	3,470,340
Sacramento City Financing Authority Rev., 5.00%, 12/1/16 (NATL/FGIC)	2,500,000	2,822,450
Sacramento City Financing Authority Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (FSA)(2)	4,045,000	4,147,703
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,198,110
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,164,820
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,155,010
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 A, 5.25%, 12/1/21 (NATL/FGIC)	1,000,000	1,297,190
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.84%, 6/1/12 (NATL/FGIC)	2,500,000	1,746,075
Sacramento Municipal Utility District Rev., Series 2012 Y, 5.00%, 8/15/24	1,500,000	1,810,500
Sacramento Municipal Utility District Rev., Series 2012 Y, 5.00%, 8/15/25	5,000,000	5,967,450
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)	3,105,000	3,763,819
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)	3,000,000	3,723,930
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18	350,000	433,608
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19	300,000	372,600
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	1,500,000	1,786,950
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)	9,840,000	7,653,060
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)	240,000	256,747
San Buenaventura Community Memorial Health System Rev., 8.00%, 12/1/26	2,000,000	2,509,820
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/19	1,290,000	1,564,306
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/34	750,000	817,838
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	1,000,000	1,082,450
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/21	5,940,000	7,458,205
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16	2,780,000	3,245,316

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

San Diego Public Facilities Financing Authority Rev., Series 2009 A, 5.00%, 8/1/21	$1,000,000	$1,191,950
San Diego Public Facilities Financing Authority Rev., Series 2009 B, 5.00%, 5/15/22	3,680,000	4,451,438
San Diego Public Facilities Financing Authority Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)	1,230,000	1,277,232
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/21	2,000,000	2,514,120
San Diego Public Facilities Financing Authority Water Rev., Series 2012 A, 5.00%, 8/1/24	2,000,000	2,444,560
San Diego Public Facilities Financing Sewer Authority Rev., Series 2010 A, 5.25%, 5/15/24	3,400,000	4,163,844
San Diego Unified School District GO, Series 2012 E, 0.00%, 7/1/42(1)	5,000,000	1,747,000
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/17	2,440,000	2,860,924
San Francisco City and County Airports Commission Rev., (San Francisco International Airport), 5.00%, 5/1/26	250,000	293,193
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)	3,375,000	3,998,801
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)	2,000,000	2,404,300
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 11/1/12	2,500,000	2,523,650
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,500,000	4,193,560
San Francisco City and County Airports Commission Rev., Series 2010 C, (San Francisco International Airport) (Governmental Purpose), 5.00%, 5/1/19	1,500,000	1,827,390
San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	4,025,000	4,772,402
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,296,407
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19	2,930,000	3,573,164
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21	5,000,000	6,247,050
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28	2,780,000	3,251,293
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/15	420,000	452,428
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/16	440,000	479,068
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.00%, 8/1/17	465,000	508,254
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 5.50%, 8/1/18	485,000	543,210
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/19	510,000	586,684

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.00%, 8/1/20	$515,000	$591,931
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows) 5.875%, 9/1/32	690,000	745,379
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)	2,680,000	3,246,900
San Mateo Union High School District GO, 0.00%, 2/15/15	7,090,000	6,942,386
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)	1,000,000	1,131,880
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)	1,885,000	1,940,645
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)	3,350,000	3,414,956
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	1,000,000	1,120,370
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18	7,645,000	9,308,093
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	4,000,000	4,990,120
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)	430,000	430,860
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	600,000	652,206
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	600,000	695,610
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13	1,250,000	1,322,038
Santa Paula Utility Authority Water Rev., 5.25%, 2/1/40	2,425,000	2,652,611
Shasta Lake Public Finance Authority Rev., 4.50%, 4/1/15	1,430,000	1,523,479
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/19	2,400,000	2,591,304
Shasta Lake Public Finance Authority Rev., 5.00%, 4/1/22	2,130,000	2,267,492
Solano County COP, 5.00%, 11/1/13 (NATL)	1,135,000	1,204,269
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.25%, 6/1/17	2,000,000	2,242,960
South Orange County Public Financing Authority Rev., (Juvenile Justice Center), 4.50%, 6/1/18	1,000,000	1,145,250
South Orange County Public Financing Authority Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)	2,000,000	2,024,120
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 1.01%, 6/7/12	3,440,000	3,443,165
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)	400,000	423,876
South Tahoe Joint Powers Financing Authority Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)	50,000	52,082
Southern California Public Power Authority Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/12, Prerefunded at 100% of Par (AGM)(2)	5,000,000	5,020,900
Southern California Public Power Authority Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/12, Prerefunded at 100% of Par (AGM)(2)	3,325,000	3,338,898
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,337,185
Southern California Public Power Authority Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27	2,000,000	2,464,420
Southern California Public Power Authority Rev., Series 2011 A, (Southern Transmission), 5.00%, 7/1/21	2,780,000	3,517,006
Southern California Public Power Authority Rev., Series 2012 A, 4.00%, 7/1/16	2,055,000	2,323,958

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/17	$2,685,000	$3,212,307
Southern California Public Power Authority Rev., Series 2012 A, 5.00%, 7/1/18	1,880,000	2,291,100
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.19%, 6/6/12 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	3,500,000	2,685,795
Tri-Dam Power Authority Rev., 4.00%, 11/1/14	1,260,000	1,313,588
Tri-Dam Power Authority Rev., 4.00%, 5/1/15	1,285,000	1,347,605
Tri-Dam Power Authority Rev., 4.00%, 11/1/15	1,310,000	1,381,867
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,000,000	1,158,320
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15	690,000	739,977
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16	940,000	999,746
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 5/31/13 (AGM)	8,500,000	8,510,285
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27	1,000,000	1,115,040
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)	3,000,000	3,121,860
University of California Rev., Series 2009 Q, 5.25%, 5/15/23	2,000,000	2,361,660
University of California Rev., Series 2010 S, 5.00%, 5/15/20	1,405,000	1,683,752
University of California Rev., Series 2010 S, 5.00%, 5/15/40	1,250,000	1,365,450
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(2)	1,000,000	1,075,590
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,145,000	1,286,465
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,505,000	2,814,493
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,640,000	2,966,172
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,415,000	1,589,823
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	1,000,000	1,123,550
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(2)	2,980,000	3,348,179
Vallejo Water Rev., Series 2005 A, VRDN, 0.21%, 6/6/12 (LOC: JPMorgan Chase Bank N.A.)	1,160,000	1,160,000
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21	6,000,000	6,746,460
Vernon Electric System Rev., Series 2012 A, 5.00%, 8/1/30	525,000	549,250
Vernon Electric System Rev., Series 2012 A, 5.125%, 8/1/33	780,000	808,415
Vernon Electric System Rev., Series 2012 A, 5.50%, 8/1/41	560,000	588,902
Walnut Energy Center Authority Rev., Series 2010 A, 5.00%, 1/1/40	1,000,000	1,071,240
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)	1,500,000	1,668,840
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)	1,000,000	1,110,130
West Sacramento Financing Authority Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)	1,200,000	1,325,244

		1,071,554,153

GUAM — 0.1%
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	1,000,000	1,085,520

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

PUERTO RICO — 2.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	$2,860,000	$3,171,854
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,000,000	1,116,940
Puerto Rico Electric Power Authority Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(2)	3,700,000	3,752,873
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)	1,255,000	1,314,336
Puerto Rico Electric Power Authority Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)	3,140,000	3,416,603
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	4,950,000	5,558,850
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)	4,000,000	4,533,840
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)	1,500,000	1,536,855
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/14	1,510,000	1,632,431
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15	5,000,000	5,502,300
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)	2,280,000	433,291

		31,970,173

U.S. VIRGIN ISLANDS — 0.2%
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14	500,000	530,450
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15	170,000	181,064
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16	500,000	539,710
Virgin Islands Public Finance Authority Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20	1,000,000	1,063,090

		2,314,314

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,031,011,863)		1,106,924,160

OTHER ASSETS AND LIABILITIES — (0.1)%		(1,175,761)

TOTAL NET ASSETS — 100.0%		$1,105,748,399

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

258	U.S. Treasury 10-Year Notes	September 2012	$34,555,875	$(190,049)

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

Ambac	-	American Municipal Bond Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
NCROC	-	Northern California Retired Offices Community
Radian	-	Radian Asset Assurance, Inc.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	When-issued security.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,014,240, which represented 0.1% of total net assets.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $356,541.

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,030,896,357
Gross tax appreciation of investments	$76,246,631
Gross tax depreciation of investments	(218,828)
Net tax appreciation (depreciation) of investments	$76,027,803

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

May 31, 2012

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 100.0%

CALIFORNIA — 97.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	$1,500,000	$1,500,000
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39	1,200,000	1,410,420
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2011 A, (Sharp HealthCare), 6.00%, 8/1/30	1,000,000	1,216,880
Adelanto Public Utility Authority Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	547,470
Alameda Corridor Transportation Authority Rev., Series 1999 A, 0.00%, 10/1/35 (NATL)(1)	3,750,000	1,001,962
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/39	2,500,000	2,795,125
Anaheim Public Financing Authority Rev., Series 2011 A, (Electric System Distribution Facilities), 5.375%, 10/1/36	300,000	347,223
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31	3,000,000	3,333,360
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,645,500
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39	2,135,000	2,316,048
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27	2,500,000	2,968,675
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.00%, 4/1/34	1,500,000	1,667,880
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-2, (San Francisco Bay Area), 5.00%, 10/1/42	4,000,000	4,359,280
California Department of Water Resources Supply Rev., Series 2005 G4, 5.00%, 5/1/16	1,450,000	1,693,643
California Department of Water Resources Supply Rev., Series 2008 H, 5.00%, 5/1/21	2,500,000	2,941,225
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/15	2,000,000	2,262,260
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/18	2,000,000	2,439,060
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/21	1,425,000	1,755,543
California Department of Water Resources Supply Rev., Series 2010 L, 5.00%, 5/1/22	1,275,000	1,559,185
California Department of Water Resources Supply Rev., Series 2010 M, 5.00%, 5/1/15	1,525,000	1,724,973
California Department of Water Resources Supply Rev., Series 2011 N, 5.00%, 5/1/20	9,480,000	11,882,801
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16	1,700,000	1,983,645
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19	1,430,000	1,764,048
California Economic Recovery GO, Series 2009 B, VRDN, 5.00%, 7/1/12	3,000,000	3,275,160
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,220,180
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	5,000,000	5,655,950

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Educational Facilities Authority Rev., (University of Pacific), 5.25%, 5/1/34	$2,000,000	$2,070,260
California Educational Facilities Authority Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39	3,953,000	4,491,201
California Educational Facilities Authority Rev., Series 2010 B, (Loyola Marymount University), VRN, 0.98%, 6/7/12	2,720,000	2,723,346
California GO, 5.00%, 9/1/15	4,560,000	5,128,495
California GO, 5.00%, 9/1/19	1,530,000	1,851,499
California GO, 5.00%, 6/1/32	1,500,000	1,625,640
California GO, 5.25%, 9/1/32	2,000,000	2,268,500
California GO, 5.00%, 11/1/32	1,500,000	1,639,890
California GO, 6.50%, 4/1/33	5,000,000	6,089,250
California GO, 5.00%, 4/1/38	2,500,000	2,630,775
California GO, 6.00%, 4/1/38	2,500,000	2,918,950
California GO, 6.00%, 11/1/39	5,000,000	5,897,750
California GO, 5.50%, 3/1/40	3,000,000	3,392,070
California GO, 5.00%, 10/1/41	2,000,000	2,150,360
California GO, Series 2004 A2, VRDN, 0.16%, 6/1/12 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement)	3,000,000	3,000,000
California GO, Series 2012 B, VRN, 1.08%, 6/7/12	2,000,000	2,005,020
California GO, Series 2012 B, VRN, 1.18%, 6/7/12	800,000	802,280
California GO, Series 2012 B, VRN, 1.33%, 6/7/12	960,000	963,034
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19	740,000	895,888
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,201,130
California Health Facilities Financing Authority Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(2)	2,000,000	2,807,440
California Health Facilities Financing Authority Rev., Series 2007 A, (Sutter Health), 5.25%, 11/15/46	1,500,000	1,580,370
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	1,000,000	1,010,150
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	1,470,000	1,475,351
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 8/15/12	1,000,000	1,010,150
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33	1,000,000	1,197,600
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	3,400,000	3,965,012
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	5,000,000	6,076,000
California Health Facilities Financing Authority Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39	1,000,000	1,141,050
California Health Facilities Financing Authority Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39	1,000,000	1,127,290
California Health Facilities Financing Authority Rev., Series 2010 B, (Children's Hospital of Los Angeles), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	1,400,000	1,400,000
California Health Facilities Financing Authority Rev., Series 2011 B, (Sutter Health), 6.00%, 8/15/42	1,500,000	1,776,540
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	1,850,000	2,136,676

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Health Facilities Financing Authority Rev., Series 2012 A, (Lucile Salter Packard Children's Hospital), 5.00%, 8/15/51	$3,000,000	$3,203,790
California Health Facilities Financing Authority Rev., Series 2012 A, (Stanford Hospital & Clinics), 5.00%, 8/15/51	1,250,000	1,357,650
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Jewish Community Center of San Francisco), VRDN, 0.23%, 6/1/12 (LOC: Bank of America N.A.)	2,300,000	2,300,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/19	1,500,000	1,723,785
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (J. David Gladstone Institutes), 5.00%, 10/1/20	1,625,000	1,850,404
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 4.00%, 10/1/15	325,000	363,012
California Infrastructure & Economic Development Bank Rev., Series 2012 A1, (J. Paul Getty Trust), 5.00%, 10/1/17	360,000	439,416
California Infrastructure & Economic Development Bank Rev., Series 2012 B1, (J. Paul Getty Trust), VRDN, 0.48%, 6/7/12	5,000,000	5,000,250
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	2,000,000	2,318,340
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,000,000	1,103,070
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	665,000	760,481
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)	4,000,000	4,444,880
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30	2,000,000	2,299,200
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29	1,685,000	1,943,193
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	3,800,000	4,312,240
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	1,700,000	1,908,726
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	1,865,000	1,980,220
California State Department of Water Resources Rev., Series 2010 M, 4.00%, 5/1/15	3,000,000	3,306,570
California State Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.25%, 12/1/26	1,000,000	1,128,850
California State Public Works Board Lease Rev., Series 2011 G, (University of California), 5.00%, 12/1/28	2,480,000	2,844,287
California State University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	2,230,000	2,500,544
California Statewide Communities Development Authority Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30	1,250,000	1,406,787
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., (Proposition 1A Receivables), 5.00%, 6/15/13	3,600,000	3,774,780
California Statewide Communities Development Authority Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31	3,000,000	3,327,060
California Statewide Communities Development Authority Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(2)	900,000	996,489

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Statewide Communities Development Authority Rev., Series 2006 B, (Kaiser Permanente), 5.00%, 3/1/41	$1,000,000	$1,040,270
California Statewide Communities Development Authority Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13	3,010,000	3,123,778
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	1,700,000	1,842,035
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)	3,705,000	3,752,943
Coalinga Public Financing Authority Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)	1,320,000	1,645,736
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)	425,000	430,402
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/14	400,000	429,976
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 5.00%, 7/1/15	400,000	454,280
Eastern Municipal Water District Water & Sewer Rev., Series 2011 A, 4.00%, 7/1/16	400,000	453,476
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.80%, 1/15/20(1)	1,000,000	1,024,170
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.85%, 1/15/23(1)	1,750,000	1,789,217
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/24(1)	2,000,000	1,004,960
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/25(1)	7,000,000	3,311,070
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 5.875%, 1/15/27(1)	1,500,000	1,532,190
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., 0.00%, 1/15/32(1)	5,000,000	1,546,300
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)	950,000	1,003,817
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 0.00%, 6/1/25 (AGM)(1)	1,000,000	568,850
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/38 (FGIC)	1,000,000	1,016,550
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/45	3,000,000	3,046,290
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 4.50%, 6/1/27	550,000	452,875
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33	1,000,000	767,270
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 6.25%, 6/1/33(3)	805,000	835,485
Grossmont Healthcare District GO, Series 2011 B, (Election of 2006), 6.00%, 7/15/34	1,000,000	1,212,470
Huntington Beach Union High School District GO, (Election of 2004), 0.00%, 8/1/30 (AGM-CR/NATL)(1)	5,000,000	2,142,400
Kern High School District GO, 7.15%, 8/1/14 (NATL)(2)	1,815,000	2,082,985
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(2)	1,340,000	1,434,055
Los Angeles Community College District GO, Series 2007 A, (Election of 2001), 5.00%, 8/1/32 (NATL/FGIC)	1,425,000	1,582,819
Los Angeles County COP, (Disney Concert Hall), 5.00%, 3/1/22	1,000,000	1,181,760

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/22	$1,000,000	$1,184,820
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21	2,120,000	2,481,248
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,216,240
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40	2,000,000	2,195,800
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38	4,000,000	4,646,760
Los Angeles Department of Water & Power Rev., Series 2011 A, (Power System), 5.00%, 7/1/19	1,000,000	1,245,000
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	3,000,000	3,673,710
Los Angeles Harbor Department Rev., Series 2009 A, 5.00%, 8/1/27	500,000	574,075
Los Angeles Harbor Department Rev., Series 2011 B, 5.00%, 8/1/24	525,000	634,394
Los Angeles Municipal Improvement Corp. Lease Rev., Series 2012 B, 5.00%, 3/1/42	1,000,000	1,064,640
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/29(4)	250,000	274,643
Los Angeles Unified School District COP, Series 2012 B, (Headquarters Building Project), 5.00%, 10/1/30(4)	3,750,000	4,109,587
Los Angeles Unified School District GO, Series 2006 F, (Election of 2004), 5.00%, 7/1/30 (FGIC)	2,000,000	2,183,560
Los Angeles Unified School District GO, Series 2007 H, (Election of 2004), 5.00%, 7/1/32 (AGM)	1,020,000	1,143,583
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29	2,000,000	2,255,540
Los Angeles Unified School District GO, Series 2010 KRY, 5.25%, 7/1/26	1,000,000	1,188,040
Los Angeles Unified School District GO, Series 2011 A1, 4.00%, 7/1/17	1,000,000	1,148,590
Los Angeles Unified School District GO, Series 2011 A1, 5.00%, 7/1/18	1,280,000	1,558,643
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 0.00%, 9/1/29(1)	5,905,000	2,861,091
Metropolitan Water District of Southern California Rev. 5.75%, 8/10/18	3,000,000	3,590,160
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	1,150,000	1,301,639
Metropolitan Water District of Southern California Rev., Series 2011 A2, VRDN, 0.33%, 6/7/12	1,500,000	1,499,985
Metropolitan Water District of Southern California Rev., Series 2011 A4, VRDN, 0.33%, 6/7/12	1,480,000	1,479,985
Metropolitan Water District of Southern California Rev., Series 2012 B-2, VRDN, 0.57%, 6/1/12	5,895,000	5,895,177
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34	2,500,000	2,802,800
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,428,029
Newport Beach Rev., Series 2011 A, (Hoag Memorial Hospital Presbyterian), 6.00%, 12/1/40	1,000,000	1,210,930
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14	1,000,000	1,062,340
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)	2,205,000	2,281,469
Oakland Unified School District Alameda County GO, Series 2012 A, (Election of 2006), 5.50%, 8/1/32	1,000,000	1,089,750
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/16	1,000,000	1,131,430

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/17	$2,000,000	$2,302,720
Oakland-Alameda County Coliseum Authority Lease Rev., Series 2012 A, 5.00%, 2/1/18	2,320,000	2,695,794
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,102,400
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	750,000	790,177
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/38 (AGC)(1)	1,670,000	1,374,276
Palos Verdes Peninsula Unified School District GO, Series 2009 R, (Election of 2005), 0.00%, 8/1/33(5)	2,600,000	1,027,390
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18	1,500,000	1,705,230
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)	1,000,000	1,330,040
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)	855,000	1,016,715
Porterville Public Financing Authority Sewer Rev., 5.625%, 10/1/36	1,500,000	1,769,535
Poway Unified School District Rev., (School Facilities Improvement), 0.00%, 8/1/41(1)	2,110,000	477,894
Poway Unified School District Public Financing Authority Rev., 7.875%, 9/15/39	1,070,000	1,232,918
Rancho Santa Fe Community Services District Financing Authority Special Tax Rev., Series 2011 A, (Superior Lien), 5.50%, 9/1/25	1,000,000	1,115,780
Rancho Santa Fe Community Services District Financing Authority Special Tax Rev., Series 2011 A, (Superior Lien), 5.50%, 9/1/26	1,000,000	1,106,000
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40	670,000	736,317
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,128,930
Sacramento County Sanitation Districts Financing Authority Rev., Series 2007 B, VRN, 0.84%, 6/1/12 (NATL/FGIC)	1,500,000	1,047,645
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/31	625,000	717,862
Sacramento Municipal Utility District Electric Rev., Series 2012 Y, 5.00%, 8/15/33	1,000,000	1,138,340
Saddleback Valley Unified School District Public Financing Authority Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)	1,000,000	1,180,870
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33	1,800,000	2,144,340
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/34(1)	7,400,000	5,755,350
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,603,894
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)	1,400,000	1,414,840
San Diego County Regional Airport Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,247,350
San Diego County Water Authority Rev., Series 2011 S1, (Subordinate Lien) 5.00%, 7/1/16	1,665,000	1,943,688
San Diego Public Facilities Financing Authority Sewer Rev., Series 2009 A, 5.25%, 5/15/34	2,000,000	2,279,900
San Diego Unified School District GO, Series 2010 C, 0.00%, 7/1/44(1)	2,880,000	554,746
San Diego Unified School District GO, Series 2012 E, 0.00%, 7/1/42(1)	5,000,000	1,747,000
San Francisco City and County Airports Commission Rev., Series 2009 D, (San Francisco International Airport), VRDN, 2.25%, 11/1/12	1,500,000	1,514,190
San Francisco City and County Airports Commission Rev., Series 2009 E, (San Francisco International Airport), 5.25%, 5/1/23	3,000,000	3,594,480
San Francisco City and County Airports Commission Rev., Series 2010 F, 5.00%, 5/1/40	2,150,000	2,333,309

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

San Francisco City and County Airports Commission Rev., Series 2011 D, (San Francisco International Airport), 5.00%, 5/1/24	$1,790,000	$2,122,385
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29	1,170,000	1,296,407
San Francisco City and County Public Utilities Commission Rev., Series 2011 A, 5.00%, 11/1/41	1,000,000	1,122,410
San Francisco City and County Redevelopment Financial Authority Tax Allocation Rev., Series 2011 D, (Mission Bay South Redevelopment), 6.625%, 8/1/27	500,000	566,690
San Mateo Special Tax Rev., (Community Facilities District No. 2008-1-Bay Meadows) 5.875%, 9/1/32	685,000	739,978
San Mateo County Joint Powers Financing Authority Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL)	2,000,000	2,519,840
San Mateo Union High School District GO, 0.00%, 2/15/15(1)	2,665,000	2,609,515
Santa Clara Electric Rev., Series 2011 A, 5.00%, 7/1/30	500,000	560,185
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18	1,105,000	1,345,382
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20	1,500,000	1,871,295
Santa Margarita-Dana Point Authority Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)	2,000,000	2,213,560
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.00%, 7/1/42	400,000	434,804
Santa Monica Redevelopment Agency Tax Allocation, (Earthquake Recovery Redevelopment), 5.875%, 7/1/42	400,000	463,740
Santa Paula Utility Authority Water Rev., 5.25%, 2/1/40	2,500,000	2,734,650
South Placer Wastewater Authority Rev., Series 2011 D, VRDN, 1.01%, 6/7/12	2,060,000	2,061,895
Southern California Public Power Authority Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)	3,730,000	3,987,668
Susanville Public Financing Authority Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45	1,000,000	1,053,820
Taft Public Financing Authority Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17	1,715,000	1,720,539
Tobacco Securitization Authority of Southern California Settlement Rev., Series 2006 A1, 5.00%, 6/1/37	1,000,000	767,370
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.25%, 6/7/12 (SBBPA: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
Tri-Dam Power Authority Rev., 4.00%, 5/1/13	1,190,000	1,213,336
Tri-Dam Power Authority Rev., 4.00%, 11/1/13	1,210,000	1,244,703
Tri-Dam Power Authority Rev., 4.00%, 5/1/14	1,235,000	1,279,361
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	1,200,000	1,389,984
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18	515,000	541,615
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40	2,000,000	2,143,440
Twin Rivers Unified School District COP, (Facility Bridge Program), VRDN, 3.50%, 12/1/12 (AGM)	5,500,000	5,506,655
University of California Rev., Series 2005 B, 5.00%, 5/15/33 (AGM)	2,000,000	2,081,240
University of California Rev., Series 2007 D, 5.00%, 5/15/32 (NATL/FGIC)	1,545,000	1,725,858
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33	3,000,000	3,576,090
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21	3,000,000	3,373,230
Vernon Electric System Rev., Series 2012 A, 5.50%, 8/1/41	1,170,000	1,230,384

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Walnut Energy Center Authority Rev., Series 2010 A, 5.00%, 1/1/40	$1,600,000	$1,713,984
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(2)	685,000	688,206

		422,962,713

GUAM — 0.7%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	900,000	998,766
Guam Power Authority Rev., Series 2010 A, 5.50%, 10/1/40	2,150,000	2,223,853

		3,222,619

PUERTO RICO — 1.2%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/17	1,910,000	2,118,266
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	665,000	742,765
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, 0.00%, 8/1/45 (NATL-RE)(1)	5,000,000	774,700
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 A1, 0.00%, 8/1/41(1)	1,145,000	217,596
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12	1,200,000	1,200,000

		5,053,327

U.S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17	3,480,000	3,880,096

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $400,239,610)		435,118,755

OTHER ASSETS AND LIABILITIES†		(137,343)

TOTAL NET ASSETS — 100.0%		$434,981,412

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

102	U.S. Treasury 10-Year Notes	September 2012	$13,661,625	$(75,136)

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	American Municipal Bond Assurance Corporation
ARC	-	Auction Rate Certificate
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
YCC	-	Yield Curve Certificate

†	Category is less than 0.05% of total net assets.
(1)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $160,870.

(4)	When-issued security.
(5)	Security is a zero-coupon municipal bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of May 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$400,122,538
Gross tax appreciation of investments	$35,147,330
Gross tax depreciation of investments	(151,113)
Net tax appreciation (depreciation) of investments	$34,996,217

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the timing of market discount amortization recognition.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

May 31, 2012

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 98.1%

CALIFORNIA — 98.1%
ABAG Finance Authority for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.30%, 6/7/12 (LOC: Wells Fargo Bank N.A. and First Bank)	$3,415,000	$3,415,000
California Health Facilities Financing Authority Rev., (Catholic Healthcare), VRDN, 0.20%, 6/1/12 (NATL-RE) (LOC: JPMorgan Chase Bank N.A.)	4,300,000	4,300,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.58%, 6/7/12 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Catholic High School), VRDN, 0.18%, 6/7/12 (LOC: Comerica Bank)	1,500,000	1,500,000
California Infrastructure & Economic Development Bank Rev., (Contemporary Jewish Museum), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	2,000,000	2,000,000
California Infrastructure & Economic Development Bank Rev., (East Bay SPCA), VRDN, 0.19%, 6/7/12 (LOC: First Republic Bank and FHLB)	5,600,000	5,600,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.23%, 6/7/12 (LOC: Wells Fargo Bank N.A.)	3,985,000	3,985,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA), VRDN, 0.48%, 6/7/12 (LOC: Bank of the West)	2,380,000	2,380,000
California Infrastructure & Economic Development Bank Rev., (Loyola High School), VRDN, 0.18%, 6/7/12 (LOC: First Republic Bank and FHLB)	4,500,000	4,500,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.26%, 6/7/12 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.19%, 6/7/12 (LOC: Pacific Capital Bank N.A. and FHLB)	2,700,000	2,700,000
California Municipal Finance Authority Rev., Series 2010 A, (Southwest Community Health Center), VRDN, 0.17%, 6/7/12 (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
California Pollution Control Financing Authority Rev., (BLT Enterprises), VRDN, 0.22%, 6/6/12 (LOC: Union Bank of California N.A.)	2,815,000	2,815,000
California Pollution Control Financing Authority Rev., (Musco Family Olive), VRDN, 0.34%, 6/7/12 (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Control Financing Authority Rev., (Sierra Pacific Industries), VRDN, 0.19%, 6/6/12 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Pollution Control Financing Authority Rev., Series 2010 A, (Alameda Country Industries), VRDN, 0.49%, 6/6/12 (LOC: Bank of the West)	2,460,000	2,460,000
California School Cash Reserve Program Authority Rev., Series 2011 B, 2.00%, 6/1/12	9,000,000	9,000,000
California School Cash Reserve Program Authority Rev., Series 2012 P, 2.00%, 12/31/12	10,000,000	10,099,035
California State Enterprise Development Authority Rev., (Community Hospice Inc.), VRDN, 0.19%, 6/7/12 (LOC: Bank of Stockton and FHLB)	4,245,000	4,245,000
California State Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.19%, 6/7/12 (LOC: First Republic Bank and FHLB)	7,260,000	7,260,000
California State Enterprise Development Authority Rev., (LBM Partnership LP), VRDN, 0.19%, 6/7/12 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Statewide Communities Development Authority Rev., (Goodwill of Santa Cruz), VRDN, 0.23%, 6/7/12 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
California Statewide Communities Development Authority Rev., (North Peninsula Jewish Community Center), VRDN, 0.26%, 6/1/12 (LOC: Bank of America N.A.)	500,000	500,000
California Statewide Communities Development Authority Rev., (PUTTERs), VRDN, 0.26%, 6/7/12 (LOC: JPMorgan Chase Bank N.A.)	12,500,000	12,500,000

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

California Statewide Communities Development Authority Rev., (Trinity Children & Family), VRDN, 0.19%, 6/6/12 (LOC: California State Teacher's Retirement System)	$7,420,000	$7,420,000
California Statewide Communities Development Authority Rev., Series 2005, (Salk Institute for Biological Studies), VRDN, 0.17%, 6/6/12	1,500,000	1,500,000
California Statewide Communities Development Authority Rev., Series 2008 A, (Kaiser Credit Group), VRDN, 0.17%, 6/6/12	10,200,000	10,200,000
City of Duarte COP, Series 2001 A, VRDN, 2.00%, 6/6/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	490,000	490,000
City of El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.19%, 6/7/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	3,495,000	3,495,000
City of Hanford Sewer System Rev., Series 1996 A, VRDN, 0.22%, 6/7/12 (LOC: Union Bank of California N.A.)	920,000	920,000
City of Irvine Special Assessment Rev., Series 2006 B, VRDN, 0.18%, 6/1/12 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	920,000	920,000
City of Irvine Special Assessment Rev., Series 2011 A, VRDN, 0.18%, 6/1/12 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	2,300,000	2,300,000
City of Long Beach Tax & Rev. Anticipation Notes GO, 2.00%, 9/28/12	2,000,000	2,011,148
City of Oroville Hospital Rev., Series 2012 A, (Oroville Hospital), VRDN, 0.21%, 6/7/12 (LOC: Comerica Bank)	7,500,000	7,500,000
City of Reedley COP, (Mennonite Brethren Homes), VRDN, 0.19%, 6/7/12 (LOC: Bank of the Sierra and FHLB)	8,885,000	8,885,000
City of Riverside Water Rev., Series 2011 A, VRDN, 0.25%, 6/7/12	9,600,000	9,600,000
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.60%, 6/7/12 (LOC: Landesbank Baden-Wurttemberg)	8,500,000	8,500,000
County of Yolo Rev., (Beckett Hall, Inc.), VRDN, 0.20%, 6/7/12 (LOC: Bank of the West and California State Teacher's Retirement)	7,680,000	7,680,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A-1, VRN, 0.18%, 6/7/12	3,445,000	3,445,000
East Bay Municipal Utility District Wastewater System Rev., Series 2009 A-2, VRN, 0.19%, 6/7/12	8,850,000	8,850,000
East Bay Municipal Utility District Wastewater System Rev., Series 2011 A, VRN, 0.18%, 6/7/12	4,875,000	4,875,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4003Z, VRDN, 0.18%, 6/7/12 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
JP Morgan Chase PUTTERs/DRIVERs Trust, Series 2011-4005Z, VRDN, 0.28%, 6/7/12 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Los Angeles County Community Development Commission COP, (Willowbrook Partnership), VRDN, 0.22%, 6/6/12 (LOC: Wells Fargo Bank N.A.)	1,800,000	1,800,000
Metropolitan Water District of Southern California Rev., Series 2009 A-1, VRN, 0.18%, 6/7/12	10,000,000	10,000,000
Metropolitan Water District of Southern California Rev., Series 2009 A-2, VRN, 0.18%, 6/7/12	7,000,000	7,000,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.20%, 6/1/12 (LOC: Wells Fargo Bank N.A.)	5,100,000	5,100,000
Pittsburg Public Financing Authority Rev., VRDN, 0.35%, 6/7/12 (LOC: Bank of the West)	3,020,000	3,020,000
San Francisco City & County Redevelopment Agency Special Tax Rev., Series 2005 A, VRDN, 0.20%, 6/7/12 (LOC: JPMorgan Chase Bank N.A.)	4,500,000	4,500,000
Santa Ana Housing Authority Rev., (Harbor Pointe Apartments), VRDN, 0.18%, 6/7/12 (FNMA) (LIQ FAC: FNMA)	300,000	300,000

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

	Principal Amount	Value

Santa Clara Unified School District GO, 3.00%, 7/1/12	$2,000,000	$2,004,254
Stockton Public Financing Authority Rev., Series 2010 A, VRDN, 0.40%, 6/6/12 (LOC: Union Bank N.A.)	5,000,000	5,000,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment), VRDN, 0.19%, 6/6/12 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000
Town of Apple Valley COP, (Public Facilities Financing), VRDN, 0.19%, 6/7/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	2,825,000	2,825,000
Town of Hillsborough COP, Series 2006 A, (Water & Sewer System), VRDN, 0.25%, 6/7/12 (SBBPA: JPMorgan Chase Bank N.A.)	8,435,000	8,435,000
Victorville Joint Powers Finance Authority Rev., Series 2007 A, (Cogeneration Facility), VRDN, 2.75%, 6/7/12 (LOC: BNP Paribas)	14,835,000	14,835,000
TOTAL MUNICIPAL SECURITIES (Cost $263,524,437)		263,524,437

COMMERCIAL PAPER(2) — 4.0%

San Diego County Water Authority, 0.22%, 6/1/12	3,285,000	3,285,000
San Diego County Water Authority, 0.24%, 6/4/12	7,500,000	7,500,000
TOTAL COMMERCIAL PAPER (Cost $10,785,000)		10,785,000

TOTAL INVESTMENT SECURITIES — 102.1% (Cost $274,309,437)		274,309,437

OTHER ASSETS AND LIABILITIES — (2.1)%		(5,753,829)

TOTAL NET ASSETS — 100.0%		$268,555,608

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $10,090,000, which represented 3.8% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$274,309,437

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 26, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2012